Note 17 - Other Supplemental Information	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Additional Financial Information Disclosure [Text Block]
17.	Other supplemental information

	2018	2017

Cash payments made during the year
Income tax, net of refunds	$42,153	$43,374
Interest	20,404	11,168

Non-cash financing activities
Increases (Decreases) in capital lease obligations	$(522)	$123
Dividends declared but not paid	1,961	1,947

Other expenses
Rent expense	$74,183	$65,982